Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

— PAY VERSUS PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our CEO, who is referred to in the table below as our principal executive officer (“PEO”), and our other named executive officers, who are referred to in the table below as our Non-PEO NEOs, and certain financial performance of the Company. For further information concerning Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (in millions)(7)	Return on Average Capital Employed (“ROACE”)(8)
2024	$21,324,079	$29,117,415	$7,500,390	$10,265,220	$219.68	$182.97	$3,701	15.4%
2023	$17,583,386	$34,309,377	$5,741,598	$11,353,994	$199.06	$185.59	$3,336	18.1%
2022	$17,152,470	$17,650,787	$4,942,355	$6,755,849	$166.41	$199.77	$4,562	25.5%
2021	$13,529,128	$23,965,903	$5,073,857	$9,737,527	$122.81	$126.90	$2,276	15.7%
2020	$10,152,471	$957,617	$3,512,243	$(2,460,719)	$54.00	$62.30	$(4,672)	4.5%

Company Selected Measure Name	ROACE
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at December 31, 2019. The peer group used for this purpose in 2023 consists of the following companies: APA Corporation, Coterra Energy, Inc., Devon Energy Corporation, EOG Resources, Inc., Hess Corporation, Marathon Oil Corporation, Ovintiv Inc. and Pioneer Natural Resources Company. The peer group used for this purpose in 2022 consisted of the following companies: APA Corporation, Continental Resources, Inc., Coterra Energy, Inc., Devon Energy Corporation, EOG Resources, Inc., Hess Corporation, Marathon Oil Corporation, Ovintiv Inc. and Pioneer Natural Resources Company. Continental Resources, Inc. was removed from the 2023 peer group due to its conversion from a publicly traded company to a privately held company in November 2022. Additionally, Hess Corporation and Pioneer Natural Resources Company were removed from the 2024 peer group and Permian Resources Corporation was added to the 2024 peer group. Pioneer Natural Resources was removed from the 2024 peer group due to being acquired by ExxonMobil in May 2024, and Hess Corporation was removed from the 2024 peer group as a result of the pending acquisition of Hess by Chevron. After the removal of Continental Resources, Inc., Hess Corporation and Pioneer Natural Resources Company, and the addition of Permian Resources Corporation, the 2022 peer group, 2023 peer group, and 2024 peer group are made up of the same companies.
PEO Total Compensation Amount	$ 21,324,079	$ 17,583,386	$ 17,152,470	$ 13,529,128	$ 10,152,471
PEO Actually Paid Compensation Amount	$ 29,117,415	34,309,377	17,650,787	23,965,903	957,617
Adjustment To PEO Compensation, Footnote
(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deductions: Reported Value of Equity Awards(a)	Additions: Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$21,324,079	$16,557,912	$24,351,248	$29,117,415
2023	$17,583,386	$14,418,504	$31,144,495	$34,309,377
2022	$17,152,470	$13,634,451	$14,132,768	$17,650,787
2021	$13,529,128	$9,323,289	$19,760,064	$23,965,903
2020	$10,152,471	$7,306,740	$(1,888,114)	$957,617

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$11,478,257	$1,733,314	$1,336,229	$8,591,173	$—	$1,212,275	$24,351,248
2023	$11,649,872	$4,670,721	$1,265,501	$12,241,513	$—	$1,316,888	$31,144,495
2022	$7,085,036	$2,158,865	$1,274,387	$1,846,084	$—	$1,768,396	$14,132,768
2021	$8,725,605	$6,138,744	$796,720	$3,788,128	$—	$310,867	$19,760,064
2020	$4,150,613	$(4,251,808)	$919,212	$(3,098,274)	$—	$392,143	$(1,888,114)

Non-PEO NEO Average Total Compensation Amount	$ 7,500,390	5,741,598	4,942,355	5,073,857	3,512,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,265,220	11,353,994	6,755,849	9,737,527	(2,460,719)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The dollar amounts reported represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Van’t Hof, Ms. Dick, Mr. Wesson and Mr. Zmigrosky, (ii) for 2023, Mr. Van’t Hof, Ms. Dick, Mr. Wesson and Mr. Zmigrosky; (iii) for 2022, Mr. Van’t Hof, Ms. Dick, Mr. Wesson and Mr. Zmigrosky; (iv) for 2021, Mr. Van’t Hof, Ms. Dick, Mr. Pantermuehl and Mr. Zmigrosky; and (v) for 2020, Mr. Van't Hof, Ms. Dick, Mr. Pantermuehl and Mr. Wesson.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for our Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions: Average Reported Value of Equity Awards	Additions: Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$7,500,390	$5,822,561	$8,587,391	$10,265,220
2023	$5,741,598	$4,577,254	$10,189,650	$11,353,994
2022	$4,942,355	$3,787,458	$5,600,952	$6,755,849
2021	$5,073,857	$3,706,041	$8,369,711	$9,737,527
2020	$3,512,243	$2,557,358	$(3,415,604)	$(2,460,719)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$4,346,159	$634,377	$412,906	$2,695,904	$—	$498,045	$8,587,391
2023	$3,698,286	$1,616,236	$401,778	$3,901,814	$—	$571,536	$10,189,650
2022	$1,968,114	$1,529,258	$354,020	$940,465	$—	$809,095	$5,600,952
2021	$3,468,438	$2,833,139	$316,714	$1,410,426	$—	$340,994	$8,369,711
2020	$1,452,709	$(4,238,035)	$321,734	$(1,434,501)	$—	$482,489	$(3,415,604)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PAY VS. PERFORMANCE: TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	PAY VS. PERFORMANCE: NET INCOME ($MM)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PAY VS. PERFORMANCE: ROACE (%)
Total Shareholder Return Vs Peer Group [Text Block]	TOTAL SHAREHOLDER RETURN: COMPANY VS. PEER GROUP
Tabular List [Table Text Block]

Financial Performance Measure

As described in greater detail in “Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	ROACE;
•	Free Cash Flow (as defined and reconciled in Schedule A to this proxy statement);
•	PDP F&D Cost (as defined in “Compensation Discussion and Analysis – Performance-Based Annual Incentive Bonus” above); and
•	Relative Total Stockholder Return (as modified by an absolute TSR modifier) (as discussed in “Compensation Discussion and Analysis—Long-Term Equity Incentive Compensation—2024 Performance-Based and Time-Based Awards”).

Total Shareholder Return Amount					54.00	$ 122.81	$ 166.41	$ 199.06	$ 219.68
Peer Group Total Shareholder Return Amount					62.30	$ 126.90	$ 199.77	$ 185.59	$ 182.97
Net Income (Loss) Attributable to Parent	$ 3,701,000,000	$ 3,336,000,000	$ 4,562,000,000	$ 2,276,000,000	$ (4,672,000,000)
Company Selected Measure Amount	15.4	18.1	25.5	15.7	4.5
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROACE;
Non-GAAP Measure Description [Text Block]	ROACE (%) is a non-GAAP financial measure. See Schedule A for the definition of this non-GAAP financial measure and its reconciliation to the most directly comparable GAAP measure, and for other important financial information. For 2024, the calculation of ROACE has been further adjusted to exclude the effects of the Endeavor Merger as shown in Schedule A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (as defined and reconciled in Schedule A to this proxy statement);
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	PDP F&D Cost (as defined in “Compensation Discussion and Analysis – Performance-Based Annual Incentive Bonus” above); and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return (as modified by an absolute TSR modifier) (as discussed in “Compensation Discussion and Analysis—Long-Term Equity Incentive Compensation—2024 Performance-Based and Time-Based Awards”).
Deductions Reported Value Of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,557,912	$ 14,418,504	$ 13,634,451	$ 9,323,289	$ 7,306,740
Deductions Reported Value Of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,822,561	4,577,254	3,787,458	3,706,041	2,557,358
Additions Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,351,248	31,144,495	14,132,768	19,760,064	(1,888,114)
Additions Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,587,391	10,189,650	5,600,952	8,369,711	(3,415,604)
Year End Fair Value Of Current Year Equity Awards That Remain Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,478,257	11,649,872	7,085,036	8,725,605	4,150,613
Year End Fair Value Of Current Year Equity Awards That Remain Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,346,159	3,698,286	1,968,114	3,468,438	1,452,709
Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,733,314	4,670,721	2,158,865	6,138,744	(4,251,808)
Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	634,377	1,616,236	1,529,258	2,833,139	(4,238,035)
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,336,229	1,265,501	1,274,387	796,720	919,212
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,906	401,778	354,020	316,714	321,734
Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,591,173	12,241,513	1,846,084	3,788,128	(3,098,274)
Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,695,904	3,901,814	940,465	1,410,426	(1,434,501)
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,212,275	1,316,888	1,768,396	310,867	392,143
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	498,045	571,536	809,095	340,994	482,489
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,351,248	31,144,495	14,132,768	19,760,064	(1,888,114)
Total Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,587,391	$ 10,189,650	$ 5,600,952	$ 8,369,711	$ (3,415,604)